Parent Company Statements of Cash Flows (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 1,118	$ 2,417	$ 3,003
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities:
Excess tax (benefit) expense from share-based compensation	(4)	(3)	0
Deferred income tax provision (benefit)	(1,100)	891	(355)
Net cash provided by (used in) operating activities	12,240	11,319	2,607
Cash flows from investing activities:
Purchases of available for sale securities	(41,721)	(139,919)	(91,716)
Proceeds from maturities of and principal repayments on available for sale securities	54,452	53,366	55,515
Proceeds from sales of available for sale securities	44,033	36,883	40,144
Net cash provided by (used in) investing activities	(15,405)	(66,646)	4,573
Cash flows from financing activities:
Purchase of shares for equity plan	(2,238)	0	0
Stock options exercised	10	0	0
Common shares repurchased	(5,301)	(5)	(74)
Cash dividends on common stock	(1,171)	(1,191)	(375)
Excess tax benefit (expense) from share-based compensation	4	3	0
Net proceeds from common stock offering	0	(2,774)	(47,556)
Net cash provided by (used in) financing activities	(7,558)	25,418	46,937
Net change in cash and cash equivalents	(10,723)	(29,909)	54,117
Cash and cash equivalents at beginning of year	48,412	78,321	24,204
Cash and cash equivalents at end of year	37,689	48,412	78,321
Parent Company [Member]
Cash flows from operating activities:
Net income	1,118	2,417	3,003
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities:
Equity in undistributed net income of subsidiary	(1,283)	(2,775)	(3,008)
Excess tax (benefit) expense from share-based compensation	(4)	(3)	0
Deferred income tax provision (benefit)	60	(104)	72
Other, net	163	(497)	(10)
Net cash provided by (used in) operating activities	54	(962)	57
Cash flows from investing activities:
Purchases of available for sale securities	(1,907)	(8,277)	(4,900)
Proceeds from maturities of and principal repayments on available for sale securities	2,069	2,000	4,000
Proceeds from sales of available for sale securities	2,025	2,300	10
Payments received on ESOP note receivable	435	421	290
Issuance of ESOP note receivable	0	(3,141)	0
Investment in subsidiary	499	(29,450)	493
Net cash provided by (used in) investing activities	3,121	(36,147)	(107)
Cash flows from financing activities:
Purchase of shares for equity plan	(2,238)	0	0
Stock options exercised	10	0	0
Common shares repurchased	(5,301)	(5)	(74)
Cash dividends on common stock	(1,171)	(1,191)	(375)
Excess tax benefit (expense) from share-based compensation	4	3	0
Net proceeds from common stock offering	0	51,099	(769)
Net cash provided by (used in) financing activities	(8,696)	49,906	(1,218)
Net change in cash and cash equivalents	(5,521)	12,797	(1,268)
Cash and cash equivalents at beginning of year	15,112	2,315	3,583
Cash and cash equivalents at end of year	$ 9,591	$ 15,112	$ 2,315